Organization and nature of business (Tables)	12 Months Ended
Sep. 30, 2021
Organization and nature of business
Schedule of subsidiaries upon reorganization

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100	Holding company
Farmmi Technology	June 6, 2016	Zhejiang, China	100	Holding company
Farmmi Agricultural	December 8, 2015	Zhejiang, China	100	Holding company
FLS Mushroom	March 25, 2011	Zhejiang, China	100	Light processing and distribution of dried mushrooms
Farmmi Food	December 26, 2017	Zhejiang, China	100	Dehydrating, further processing and distribution of edible fungus
Nongyuan Network	July 7, 2016	Zhejiang, China	0 (VIE)	Trading
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech	April 7, 2021	Zhejiang, China	100%	Research and development of mushroom powder and mushroom extract
Farmmi Ecology	April 25, 2021	Zhejiang, China	100%	Holding company
Farmmi Supply Chain	May 11, 2021	Zhejiang, China	100%	Agricultural products supply chain
Yitang Mediservice	September 7, 2021	Zhejiang, China	Subsidiary of the VIE	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	Subsidiary of the VIE	Medical technology
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Health development
Farmmi Medical Health	September 18, 2021	Zhejiang, China	100%	Medical health
Farmmi Holdings	September 18, 2021	Zhejiang, China	100%	Holding company